Debt - Long-term Debt Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes Payable, Current	$ (87,650)	$ (46,560)
Long -term debt excluding current maturities - Bank loans	53,015	514,656
Short-term Debt	87,650	46,560
Current
Short-term Debt	87,650	46,560
Unamortized deferred financing costs- Non Current	0	(6,075)
Long-term Debt, Current Maturities	45,903	45,903
Bank loans, net	508,581	508,581
Debt Non-current
Bank loans and senior notes, gross- Non-Current	53,015	514,656
Unamortized deferred financing cost - Current	0	(657)
Total Long-term debt
Debt, Long-term and Short-term, Combined Amount	140,665	561,216
Unamortized deferred financing costs	0	(6,732)
Total bank loans and senior notes, net	140,665	554,484
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	140,665	561,216
$60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	23,746
$34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	30,536
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	87,650	0
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	53,015	0
$85.5 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	21,974
$30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	24,881
$184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	49,641
$90.0 Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	22,340
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	18,960
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	102,282
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	39,375
AVIC [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	101,957
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	16,109
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	16,259
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	17,763
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	15,614
$67.3 Million Lease Financing | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 59,779